Acquisitions and Divestiture (Details 1) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Feb. 28, 2017	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	Dec. 16, 2016
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Gain on sale of business		$ 262.4	$ 0.0	$ 0.0
Gain on sale of business		262.4	$ 0.0	$ 0.0
Other net costs		(12.0)
Net gain associated with the Canadian Divestiture and related activities		242.0
Operating Segments [Member] | Wine and Spirits [Member] | Trademarks [Member]
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Impairment of trademarks	$ (8.4)	(8.4)
Canadian Divestiture [Member] | Disposal Group, Not Discontinued Operations [Member]
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Cash received from buyer		585.2
AOCI reclassification adjustments, primarily foreign currency translation		(122.5)
Direct costs to sell	(9.9)	(9.9)
Estimated working capital adjustments to be paid	$ (4.9)	(4.9)
Other		(10.1)
Gain on sale of business		262.4
Gain on sale of business		$ 262.4
Canadian Divestiture [Member] | Disposal Group, Not Discontinued Operations [Member] | Operating Segments [Member] | Wine and Spirits [Member]
Disposal Group, Not Discontinued Operation, Disposal Disclosures [Abstract]
Net assets sold					$ (175.4)